Offerings - Offering: 1	Apr. 16, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.33-1/3 per share
Amount Registered | shares	21,969,555
Proposed Maximum Offering Price per Unit	324.42
Maximum Aggregate Offering Price	$ 7,127,363,033.1
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,091,200
Offering Note
(1)
Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “
Securities Act
”), this Registration Statement also covers such indeterminable number of additional shares of common stock of the Registrant as may become issuable to prevent dilution in the event of stock splits, stock dividends, recapitalization or similar transactions.

(2)
Represents shares of common stock, par value
$0.33-1/3
per share, of The Sherwin-Williams Company issuable pursuant to The Sherwin-Williams Company 2025 Equity and Incentive Compensation Plan being registered pursuant to this Registration Statement.

(3)
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) of the Securities Act, based upon the average of the high and low prices of the common stock of the Registrant on the New York Stock Exchange on April 9, 2025.